Equity Parenthetical (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Regulatory reserve for loan losses appropriated from retained earnings	₩ 20,462	₩ 20,656
Profit dividend within retained earnings	20,888,870
Non-controlling interests [member] | Shinhan Bank Jeju Bank And Shinhan Capital [Member]
Hybrid bonds recognized as non controlling interest	2,148,630	2,587,478
Payment of dividend on hybrid bonds	106,713	104,400
Article 53 of the Financial Holding Companies Act [member]
Profits reserved by the group	₩ 2,969,641	₩ 2,865,461